TAXATION - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Income Taxes [Line Items]
Taxation charge/(credit)	$ 9,199	$ (5,433)	$ 9,053
Weighted average of statutory tax rates	39.00%	29.00%	33.00%
Deferred tax asset	$ 12,426	$ 16,311
Planning horizon	10 years
Deferred tax assets dependent on future taxable profits	$ 10,195	12,759
Unrecognised taxable temporary differences associated with undistributed retained earnings of investments in subsidiaries, joint ventures and associates	5,680	6,705
Unrecognised deductible temporary differences, unused tax losses and credits carried forward	37,410	42,836
Unrecognised deductible temporary differences, unused tax losses and credits carried forward that are subject to time limits for utilisation of five years or later or are not time limited	31,349	31,873
Oil Products
Disclosure Of Income Taxes [Line Items]
Deferred tax asset	$ 854	$ 778
Planning Horizon, additional period	10 years
NIGERIA
Disclosure Of Income Taxes [Line Items]
Taxation charge/(credit)	$ 628
Australia
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised				$ 42,511	$ 39,402
Brazil, Malaysia and Australia,
Disclosure Of Income Taxes [Line Items]
Deferred tax asset	$ 711